Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 1,772,313	S/ 1,756,844
Financial assets, debt instruments measured at fair value through other comprehensive income	14,188,473	13,328,593
Financial assets, equity instruments measured at fair value through other comprehensive income	1,125,722	845,317
Financial assets at amortized cost	51,327,835	44,960,052
Total	68,414,343	60,890,806
Financial liabilities at fair value through profit or loss	222,305	154,116
Financial liabilities at amortized cost	62,245,027	56,273,162
Total	62,467,332	56,427,278
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	38,093,224	33,681,950
Total	38,093,224	33,681,950
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	169,138
Total	169,138
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	3,979,637	4,293,361
Total	3,979,637	4,293,361
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	6,890,290	6,496,778
Total	6,890,290	6,496,778
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	139,685	132,961
Total	139,685	132,961
Insurance contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	11,338,810	10,300,468
Total	11,338,810	10,300,468
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	222,305	154,116
Financial liabilities at amortized cost	1,634,243	1,367,644
Total	1,856,548	1,521,760
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	11,128,875	8,380,411
Total	11,128,875	8,380,411
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	85,006	495,037
Total	85,006	495,037
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,551,537	1,571,468
Financial assets, debt instruments measured at fair value through other comprehensive income	14,188,473	13,328,593
Financial assets, equity instruments measured at fair value through other comprehensive income	1,125,722	845,317
Financial assets at amortized cost	2,206,986	1,884,067
Total	19,072,718	17,629,445
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	37,136,853	32,960,917
Total	37,136,853	32,960,917
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	139,685	132,961
Total	139,685	132,961
Other accounts receivable and other assets, net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	220,776	185,376
Financial assets at amortized cost	630,430	1,106,659
Total	S/ 851,206	S/ 1,292,035